Document and Entity Information	15 Months Ended
Mar. 31, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	aaph
Entity Registrant Name	AMERICAN PETRO-HUNTER INC
Entity Central Index Key	0001040482
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY